Fair Value Measurements - Schedule of Fair Value Input (Details)	Dec. 31, 2025	Dec. 31, 2024
Share price [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	6.5	10.01
Share price [Member] | Convertible promissory note [Member]
Schedule of Fair Value Input [Line Items]
Convertible promissory note, measurement input	6.5	10.01
Discount rate [Member] | Convertible promissory note [Member]
Schedule of Fair Value Input [Line Items]
Convertible promissory note, measurement input	14.5	8.7
Probability of close [Member | Convertible promissory note [Member]
Schedule of Fair Value Input [Line Items]
Convertible promissory note, measurement input	90	60
Years to expiration [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	4.95	5.38
Years to expiration [Member] | Convertible promissory note [Member]
Schedule of Fair Value Input [Line Items]
Convertible promissory note, measurement input	0.25	0.38
Market adjustment for implied probability of acquisition [Member] | Convertible promissory note [Member]
Schedule of Fair Value Input [Line Items]
Convertible promissory note, measurement input		9.82
Exercise price [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	11.5	11.5
Volatility [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	28	1.6
Risk-free rate [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	3.66	4.3
Dividend yield [Member] | Private Placement Warrants [Member]
Schedule of Fair Value Input [Line Items]
Warrants, measurement input	0	0